UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8009

                           PBHG INSURANCE SERIES FUND
               (Exact name of registrant as specified in charter)
                                    --------


                            1400 Liberty Ridge Drive
                                 Wayne, PA 19087
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
                    1400 Liberty Ridge Drive, Wayne, PA 19087
                     (Name and address of agent for service)

                                   Copies to:

----------------------------------------- --------------------------------------
       William H. Rheiner, Esq.                     John M. Zerr, Esq.
  Ballard Spahr Andrews & Ingersoll            Liberty Ridge Capital, Inc.
    1735 Market Street, 51st Floor               1400 Liberty Ridge Drive
     Philadelphia, PA 19103-7599                     Wayne, PA 19087
            (215) 864-8600                            (610) 647-4100
----------------------------------------- --------------------------------------

       Registrant's telephone number, including area code: 1-800-433-0051

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

PBHG Growth II Portfolio
September 30, 2004 (Unaudited)


                                                                SHARES    VALUE
                                                                          (000)

COMMON STOCK -- 96.4%
    CONSUMER CYCLICAL -- 23.1%
      APPAREL MANUFACTURERS -- 3.5%
      Coach*                                                    27,700   $ 1,175
      Polo Ralph Lauren                                         16,800       611
                                                                         -------
                                                                           1,786
      CASINO HOTELS -- 1.1%
      Station Casinos                                           11,500       564
                                                                         -------
      CASINO SERVICES -- 0.3%
      International Game
      Technology                                                 5,000       180
                                                                         -------
      CRUISE LINES -- 1.4%
      Royal Caribbean Cruises                                   16,600       724
                                                                         -------
      DISTRIBUTION/WHOLESALE -- 2.6%
      CDW                                                       13,900       807
      Fastenal                                                   9,400       541
                                                                         -------
                                                                           1,348
      ENTERTAINMENT SOFTWARE -- 0.3%
      Electronic Arts*                                           3,000       138
                                                                         -------
      HOTELS & MOTELS -- 0.2%
      Starwood Hotels & Resorts
      Worldwide                                                  1,900        88
                                                                         -------
      RADIO -- 0.2%
      XM Satellite Radio Holdings*                               2,700        84
                                                                         -------
      RETAIL-APPAREL/SHOE -- 3.0%
      American Eagle Outfitters*                                13,700       505
      AnnTaylor Stores*                                          7,500       175
      Chico's FAS*                                               7,400       253
      Nordstrom                                                  6,700       256
      Pacific Sunwear of
      California                                                15,050       317
                                                                         -------
                                                                           1,506
      RETAIL-AUTO PARTS -- 1.2%
      O'Reilly Automotive*                                      16,000       613
                                                                         -------
      RETAIL-CATALOG SHOPPING -- 0.5%
      MSC Industrial Direct                                      7,400       252
                                                                         -------
      RETAIL-GARDENING PRODUCTS -- 1.2%
      Tractor Supply*                                           18,800       591
                                                                         -------
      RETAIL-MAIL ORDER -- 1.6%
      Williams-Sonoma*                                          22,300       837
                                                                         -------
      RETAIL-OFFICE SUPPLIES -- 1.0%
      Staples                                                   17,300       516
                                                                         -------
      RETAIL-PET FOOD & SUPPLIES -- 2.5%
      Petco Animal Supplies*                                    18,900       617
      Petsmart                                                  22,400       636
                                                                         -------
                                                                           1,253
      RETAIL-RESTAURANTS -- 1.9%
      Applebees International                                    5,950       150
      Cheesecake Factory*                                        3,900       169
      PF Chang's China Bistro*                                   8,900       432
      Sonic*                                                     9,000       231
                                                                         -------
                                                                             982

                                                                SHARES    VALUE
                                                                          (000)

COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
      TELEVISION -- 0.6%
      Univision Communications*                                  9,300   $   294
                                                                         -------
    Total Consumer Cyclical (Cost $ 10,161)                               11,756
                                                                         -------
    CONSUMER NON-CYCLICAL -- 0.4%
      CONSUMER PRODUCTS - MISCELLANEOUS -- 0.4%
      Fossil*                                                    6,900       213
                                                                         -------
    Total Consumer Non-Cyclical (Cost $ 199)                                 213
                                                                         -------
    FINANCIAL -- 2.5%
      FIDUCIARY BANKS -- 0.8%
      Investors Financial Services                               9,400       424
                                                                         -------
      FINANCE-OTHER SERVICES -- 1.7%
      Chicago Mercantile Exchange
      Holdings                                                   5,200       839
                                                                         -------
    Total Financial (Cost $ 1,070)                                         1,263
                                                                         -------
    HEALTH CARE -- 17.4%
      DENTAL SUPPLIES & EQUIPMENT -- 1.7%
      Dentsply International                                    16,300       847
                                                                         -------
      DIAGNOSTIC EQUIPMENT -- 0.6%
      Gen-Probe*                                                 8,100       323
                                                                         -------
      DIAGNOSTIC KITS -- 0.4%
      Dade Behring Holdings*                                     3,900       217
                                                                         -------
      HOSPITAL BEDS/EQUIPMENT -- 0.7%
      Kinetic Concepts*                                          6,500       342
                                                                         -------
      MEDICAL IMAGING SYSTEMS -- 0.4%
      Given Imaging Limited*                                     5,200       200
                                                                         -------
      MEDICAL INSTRUMENTS -- 2.2%
      St. Jude Medical*                                          6,300       474
      Techne*                                                   16,600       634
                                                                         -------
                                                                           1,108
      MEDICAL LABS & TESTING SERVICES-- 0.5%
      Covance*                                                   5,900       236
                                                                         -------
      MEDICAL PRODUCTS -- 2.4%
      Henry Schein*                                             10,100       630
      Varian Medical Systems*                                   17,300       598
                                                                         -------
                                                                           1,228
      MEDICAL-BIOMEDICAL/GENETIC -- 3.0%
      Affymetrix*                                                6,000       184
      Celgene*                                                  15,700       914
      Integra LifeSciences
      Holdings*                                                  2,600        84
      Invitrogen*                                                6,700       368
                                                                         -------
                                                                           1,550
      MEDICAL-GENERIC DRUGS -- 0.3%
      Eon Labs*                                                  6,700       145
                                                                         -------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 0.7%
      Select Medical                                            27,000       363
                                                                         -------

1                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Growth II Portfolio
September 30, 2004 (Unaudited)

                                                                SHARES    VALUE
                                                                          (000)

COMMON STOCK -- CONTINUED
HEALTH CARE -- CONTINUED
      PHARMACY SERVICES -- 1.1%
      Caremark Rx*                                              10,900   $   350
      Omnicare                                                   7,000       198
                                                                         -------
                                                                             548
      RESPIRATORY PRODUCTS -- 1.4%
      Resmed*                                                   15,000       714
                                                                         -------
      THERAPEUTICS -- 1.2%
      ImClone Systems*                                           7,600       402
      Medicines*                                                 8,600       207
                                                                         -------
                                                                             609
      VETERINARY DIAGNOSTICS -- 0.8%
      VCA Antech*                                               21,000       433
                                                                         -------
    Total Health Care (Cost $ 7,244)                                       8,863
                                                                         -------
    INDUSTRIAL -- 9.6%
      AEROSPACE/DEFENSE -- 0.5%
      Armor Holdings*                                            6,600       275
                                                                         -------
      ELECTRONIC MEASURING INSTRUMENTS-- 0.4%
      Trimble Navigation*                                        7,000       221
                                                                         -------
      ELECTRONICS-MILITARY -- 0.2%
      L-3 Communications Holdings                                1,400        94
                                                                         -------
      HAZARDOUS WASTE DISPOSAL -- 1.2%
      Stericycle*                                               13,500       620
                                                                         -------
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.3%
      Symbol Technologies                                       11,800       149
                                                                         -------
      INDUSTRIAL AUTOMATION/ROBOTICS-- 1.5%
      Cognex                                                    28,400       744
                                                                         -------
      INSTRUMENTS-SCIENTIFIC -- 0.8%
      Fisher Scientific
      International*                                             6,900       402
                                                                         -------
      MACHINERY-PRINT TRADE -- 3.4%
      Zebra Technologies*                                       28,050     1,711
                                                                         -------
      METAL PROCESSORS & FABRICATORS-- 1.3%
      Precision Castparts                                       11,300       679
                                                                         -------
    Total Industrial (Cost $ 3,770)                                        4,895
                                                                         -------
    SERVICES -- 11.6%
      ADVERTISING SERVICES -- 1.0%
      Getty Images*                                              8,900       492
                                                                         -------
      COMPUTER SERVICES -- 3.4%
      CACI International*                                        6,900       364
      Cognizant Technology
      Solutions*                                                45,500     1,389
                                                                         -------
                                                                           1,753
      CONSULTING SERVICES -- 3.5%
      Corporate Executive Board                                 29,600     1,813
                                                                         -------
      SCHOOLS -- 3.7%
      Apollo Group*                                             25,628     1,880
                                                                         -------

                                                                SHARES    VALUE
                                                                          (000)

COMMON STOCK -- CONTINUED
    Total Services (Cost $ 3,074)                                        $ 5,938
                                                                         -------
    TECHNOLOGY -- 31.3%
      APPLICATIONS SOFTWARE -- 1.3%
      Infosys Technologies-ADR                                   3,200       181
      Intuit*                                                   10,800       490
                                                                         -------
                                                                             671
      CELLULAR TELECOMMUNICATIONS -- 1.1%
      Nextel Partners, Cl A*                                    34,100       565
                                                                         -------
      COMMUNICATIONS SOFTWARE -- 1.8%
      Avid Technology*                                          19,500       914
                                                                         -------
      COMPUTER AIDED DESIGN -- 1.6%
      Autodesk                                                  16,700       812
                                                                         -------
      COMPUTERS-MEMORY DEVICES -- 1.3%
      Network Appliance*                                        28,000       644
                                                                         -------
      DECISION SUPPORT SOFTWARE -- 2.4%
      Cognos*                                                   34,400     1,222
                                                                         -------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.7%
      Jabil Circuit*                                            29,000       667
      Vishay Intertechnology*                                   15,000       194
                                                                         -------
                                                                             861
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.9%
      Broadcom, Cl A*                                           24,400       666
      Microchip Technology                                       5,900       158
      Omnivision Technologies*                                   8,000       113
      Silicon Laboratories*                                     15,800       523
                                                                         -------
                                                                           1,460
      INTERNET CONTENT-ENTERTAINMENT -- 0.3%
      Shanda Interactive
      Entertainment-ADR*                                         6,000       144
                                                                         -------
      INTERNET CONTENT-INFORMATION/NETWORKS-- 1.8%
      Ask Jeeves*                                               22,300       730
      Infospace*                                                 4,500       213
                                                                         -------
                                                                             943
      INTERNET SECURITY -- 3.7%
      McAfee*                                                   26,800       539
      Symantec*                                                 24,800     1,361
                                                                         -------
                                                                           1,900
      NETWORKING PRODUCTS -- 2.6%
      Foundry Networks*                                         17,000       161
      Juniper Networks*                                         36,500       862
      Polycom*                                                  14,900       295
                                                                         -------
                                                                           1,318
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 3.6%
      Cypress Semiconductor*                                    27,000       239
      Emulex*                                                   24,100       277
      Linear Technology                                         14,800       536
      Marvell Technology Group*                                 30,800       805
                                                                         -------
                                                                           1,857
      SEMICONDUCTOR EQUIPMENT -- 2.8%
      Lam Research*                                             33,500       733

2                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Growth II Portfolio
September 30, 2004 (Unaudited)

                                                         SHARES/FACE
                                                            AMOUNT        VALUE
                                                             (000)        (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
SEMICONDUCTOR EQUIPMENT -- CONTINUED
      Varian Semiconductor
      Equipment Associates*                                 22,900       $   708
                                                                         -------
                                                                           1,441
      TELECOMMUNICATIONS EQUIPMENT-- 2.4%
      Adtran                                                20,500           465
      Harris                                                 6,700           368
      Plantronics*                                           5,600           242
      Tekelec*                                               9,000           150
                                                                         -------
                                                                           1,225
                                                                         -------
    Total Technology (Cost $ 13,754)                                      15,977
                                                                         -------
    TRANSPORTATION -- 0.5%
      TRANSPORT-SERVICES -- 0.5%
      Expeditors International
      Washington                                             4,700           243
                                                                         -------
    Total Transportation (Cost $ 234)                                        243
                                                                         -------
Total Common Stock
  (Cost $39,506)                                                          49,148
                                                                         -------


REPURCHASE AGREEMENT -- 3.0%
  Morgan Stanley 1.70%, dated
    09/30/04, to be repurchased
    on 10/01/04, repurchase price
    $1,533,785 (collateralized by
    U.S. Government Obligations:
    total market value
    $1,564,531)(A)                                         $ 1,534         1,534
                                                                         -------
Total Repurchase Agreement
  (Cost $1,534)                                                            1,534
                                                                         -------

Total Investments (99.4%)
  (Cost $41,040)                                                          50,682
                                                                         -------

Other Assets and Liabilities, Net (0.6%)                                     321
                                                                         -------

Total Net Assets (100.0%)                                                $51,003
                                                                         =======
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

At September 30, 2004, the tax basis cost of the Portfolio's investments was $41,039,586, and the unrealized appreciation and depreciation were $11,529,121 and $1,886,838, respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


3                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Large Cap Growth Portfolio
September 30, 2004 (Unaudited)


                                                               SHARES      VALUE
                                                                           (000)

COMMON STOCK -- 96.8%
    CONSUMER CYCLICAL -- 16.1%
      APPAREL MANUFACTURERS -- 1.1%
      Coach*                                                    7,700     $  327
                                                                          ------
      ATHLETIC FOOTWEAR -- 0.8%
      Nike                                                      3,000        236
                                                                          ------
      BROADCAST SERVICES/PROGRAMMING-- 0.7%
      Clear Channel Communications                              6,500        203
                                                                          ------
      CASINO SERVICES -- 1.4%
      International Game
      Technology                                               11,700        421
                                                                          ------
      CRUISE LINES -- 1.4%
      Carnival                                                  9,000        426
                                                                          ------
      ENTERTAINMENT SOFTWARE -- 1.9%
      Electronic Arts*                                         12,700        584
                                                                          ------
      MULTIMEDIA -- 0.5%
      Time Warner*                                              9,000        145
                                                                          ------
      RETAIL-BEDDING -- 1.0%
      Bed Bath & Beyond*                                        8,600        319
                                                                          ------
      RETAIL-BUILDING PRODUCTS -- 1.4%
      Lowe's                                                    7,700        418
                                                                          ------
      RETAIL-CONSUMER ELECTRONICS -- 0.5%
      Best Buy                                                  3,000        163
                                                                          ------
      RETAIL-DISCOUNT -- 2.0%
      Target                                                    6,500        294
      Wal-Mart Stores                                           5,800        309
                                                                          ------
                                                                             603
      RETAIL-DRUG STORE -- 1.0%
      Walgreen                                                  8,100        290
                                                                          ------
      RETAIL-OFFICE SUPPLIES -- 1.5%
      Staples                                                  15,700        468
                                                                          ------
      RETAIL-RESTAURANTS -- 0.9%
      Starbucks*                                                5,900        268
                                                                          ------
    Total Consumer Cyclical (Cost $ 3,972)                                 4,871
                                                                          ------
    CONSUMER NON-CYCLICAL -- 4.5%
      BEVERAGES-NON-ALCOHOLIC -- 1.0%
      PepsiCo                                                   6,200        302
                                                                          ------
      COSMETICS & TOILETRIES -- 3.5%
      Avon Products                                             7,600        332
      Estee Lauder                                              4,300        180
      Procter & Gamble                                         10,300        557
                                                                          ------
                                                                           1,069
                                                                          ------
    Total Consumer Non-Cyclical (Cost $ 1,161)                             1,371
                                                                          ------
    ENERGY -- 1.0%
      OIL-FIELD SERVICES -- 1.0%
      Schlumberger                                              4,500        303
                                                                          ------
                                                               SHARES      VALUE
                                                                           (000)

COMMON STOCK -- CONTINUED
    Total Energy (Cost $ 239)                                               $303
                                                                          ------


    FINANCIAL -- 7.6%
      FINANCE-CREDIT CARD -- 0.3%
      Capital One Financial                                     1,200     $   89
                                                                          ------
      FINANCE-INVESTMENT BANKER/BROKER-- 2.9%
      Citigroup                                                 6,500        287
      Goldman Sachs Group                                       4,900        457
      Morgan Stanley                                            2,800        138
                                                                          ------
                                                                             882
      FINANCE-MORTGAGE LOAN/BANKER-- 1.8%
      Countrywide Financial                                    14,100        555
                                                                          ------
      MULTI-LINE INSURANCE -- 0.8%
      American International Group                              3,300        224
                                                                          ------
      PROPERTY/CASUALTY INSURANCE -- 0.5%
      Progressive                                               1,900        161
                                                                          ------
      SUPER-REGIONAL BANKS-US -- 1.3%
      Wells Fargo                                               6,300        376
                                                                          ------
    Total Financial (Cost $ 1,922)                                         2,287
                                                                          ------
    HEALTH CARE -- 24.8%
      MEDICAL INSTRUMENTS -- 6.1%
      Boston Scientific*                                       19,600        779
      Guidant                                                  10,800        713
      St. Jude Medical*                                         4,700        354
                                                                          ------
                                                                           1,846
      MEDICAL PRODUCTS -- 5.2%
      Johnson & Johnson                                         9,500        535
      Stryker                                                   4,900        236
      Varian Medical Systems*                                   5,000        173
      Zimmer Holdings*                                          8,000        632
                                                                          ------
                                                                           1,576
      MEDICAL-BIOMEDICAL/GENETIC -- 3.4%
      Amgen*                                                    3,900        221
      Biogen Idec*                                              5,000        306
      Genentech*                                                9,700        508
                                                                          ------
                                                                           1,035
      MEDICAL-DRUGS -- 1.8%
      Pfizer                                                   17,960        550
                                                                          ------
      MEDICAL-GENERIC DRUGS -- 2.1%
      Teva Pharmaceutical
      Industries*                                              24,800        644
                                                                          ------
      MEDICAL-HMO -- 3.1%
      UnitedHealth Group                                        7,300        538
      WellPoint Health Networks*                                3,700        389
                                                                          ------
                                                                             927
      OPTICAL SUPPLIES -- 1.0%
      Alcon                                                  3,800        305
                                                                          ------
      PHARMACY SERVICES -- 0.5%
      Caremark Rx*                                              5,100        163
                                                                          ------

1                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Large Cap Growth Portfolio
September 30, 2004 (Unaudited)

                                                               SHARES      VALUE
                                                                           (000)

COMMON STOCK -- CONTINUED
HEALTH CARE -- CONTINUED
      THERAPEUTICS -- 1.6%
      Gilead Sciences*                                         12,800     $  478
                                                                          ------
    Total Health Care (Cost $ 5,496)                                       7,524
                                                                          ------
    INDUSTRIAL -- 4.9%
      AEROSPACE/DEFENSE -- 0.7%
      Lockheed Martin                                           3,600        200
                                                                          ------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 4.2%
      3M                                                        2,200        176
      Danaher                                                   4,000        205
      General Electric                                         17,400        584
      Tyco International                                        9,900        304
                                                                          ------
                                                                           1,269
                                                                          ------
    Total Industrial (Cost $ 1,364)                                        1,469
                                                                          ------
    SERVICES -- 5.2%
      CONSULTING SERVICES -- 1.0%
      Accenture Limited*                                       11,400        308
                                                                          ------
      E-COMMERCE/SERVICES -- 2.5%
      eBay*                                                     8,100        745
                                                                          ------
      SCHOOLS -- 1.7%
      Apollo Group*                                             7,200        528
                                                                          ------
    Total Services (Cost $ 782)                                            1,581
                                                                          ------
    TECHNOLOGY -- 32.7%
      APPLICATIONS SOFTWARE -- 4.4%
      Infosys Technologies-ADR                                  5,600        317
      Microsoft                                                26,306        727
      Wipro-ADR                                                15,300        289
                                                                          ------
                                                                           1,333
      CELLULAR TELECOMMUNICATIONS -- 2.3%
      Nextel Communications, Cl A*                             29,100        694
                                                                          ------
      COMPUTERS -- 1.8%
      Dell Computer*                                           15,400        548
                                                                          ------
      COMPUTERS-MEMORY DEVICES -- 1.7%
      EMC Corp/Massachusetts*                                  24,600        284
      Network Appliance*                                       10,400        239
                                                                          ------
                                                                             523
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.9%
      Flextronics International*                               20,200        268
                                                                          ------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.6%
      Broadcom, Cl A*                                          15,800        431
      Intel                                                    25,600        514
      Xilinx                                                   16,400        443
                                                                          ------
                                                                           1,388
      ENTERPRISE SOFTWARE/SERVICES-- 1.5%
      Oracle*                                                  20,300        229
      SAP-ADR                                                   5,400        210
                                                                          ------
                                                                             439

                                                            SHARES/FACE
                                                               AMOUNT      VALUE
                                                                (000)      (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
      INTERNET SECURITY -- 3.2%
      Symantec*                                                 17,600   $   966
                                                                         -------
      NETWORKING PRODUCTS -- 3.3%
      Cisco Systems*                                            40,100       726
      Juniper Networks*                                         11,700       276
                                                                         -------
                                                                           1,002
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.6%
      Analog Devices                                             7,100       275
      Maxim Integrated Products                                  5,300       224
                                                                         -------
                                                                             499
      SEMICONDUCTOR EQUIPMENT -- 0.7%
      Applied Materials*                                        13,200       218
                                                                         -------
      TELECOMMUNICATION EQUIPMENT -- 0.7%
      Lucent Technologies*                                      70,000       222
                                                                         -------
      WEB PORTALS/ISP -- 3.7%
      Google*                                                    1,000       130
      Yahoo*                                                    29,500     1,000
                                                                         -------
                                                                           1,130
      WIRELESS EQUIPMENT -- 2.3%
      Qualcomm                                                  17,600       687
                                                                         -------
    Total Technology (Cost $ 7,759)                                        9,917
                                                                         -------
Total Common Stock
  (Cost $22,695)                                                          29,323
                                                                         -------

INVESTMENT COMPANY -- 0.5%
    INDEX FUND-SMALL CAP -- 0.5%
      Nasdaq-100 Index Tracking
      Stock*                                                     4,600       162
                                                                         -------
    Total Index Fund-Small Cap (Cost $ 102)                                  162
                                                                         -------
Total Investment Company
  (Cost $102)                                                                162
                                                                         -------


REPURCHASE AGREEMENT -- 2.6%
  Morgan Stanley 1.55%, dated
    09/30/04, to be repurchased
    on 10/01/04, repurchase price
    $774,408 (collateralized by
    U.S. Government Obligations:
    total market value
    $789,865)(A)                                               $   774       774
                                                                         -------
Total Repurchase Agreement
  (Cost $774)                                                                774
                                                                         -------

Total Investments (99.9%)
  (Cost $23,571)                                                          30,259
                                                                         -------

Other Assets and Liabilities, Net (0.1%)                                      40
                                                                         -------

Total Net Assets (100.0%)                                                $30,299
                                                                         =======
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

At September 30, 2004, the tax basis cost of the Portfolio's investments was $23,571,264, and the unrealized appreciation and depreciation were $7,283,612 and $595,586, respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


2                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Mid-Cap Portfolio
September 30, 2004 (Unaudited)


                                                                SHARES     VALUE
                                                                           (000)

COMMON STOCK -- 95.3%
    BASIC MATERIALS -- 1.9%
      CHEMICALS-SPECIALTY -- 1.3%
      Eastman Chemical                                          11,400   $   542
                                                                         -------
      INDUSTRIAL GASES -- 0.6%
      Air Products & Chemicals                                   4,300       234
                                                                         -------
    Total Basic Materials (Cost $ 659)                                       776
                                                                         -------
    CONSUMER CYCLICAL -- 18.6%
      BROADCAST SERVICES/PROGRAMMING -- 1.4%
      Citadel Broadcasting*                                     43,600       559
                                                                         -------
      BUILDING-RESIDENTIAL/COMMERCIAL-- 2.6%
      DR Horton                                                 16,200       536
      Lennar, Cl A                                              10,100       481
                                                                         -------
                                                                           1,017
      CASINO SERVICES -- 1.3%
      International Game
      Technology                                                14,800       532
                                                                         -------
      HOTELS & MOTELS -- 0.4%
      Fairmont Hotels & Resorts                                  6,600       180
                                                                         -------
      MULTIMEDIA -- 1.3%
      EW Scripps, Cl A                                          10,500       502
                                                                         -------
      PUBLISHING-NEWSPAPERS -- 3.0%
      New York Times, Cl A                                      13,300       520
      Tribune                                                   16,000       658
                                                                         -------
                                                                           1,178
      PUBLISHING-PERIODICALS -- 0.5%
      Reader's Digest Association                               12,850       187
                                                                         -------
      RADIO -- 2.5%
      Radio One, Cl A*                                          27,300       390
      Westwood One*                                             30,500       603
                                                                         -------
                                                                             993
      RETAIL-DISCOUNT -- 1.2%
      Costco Wholesale                                          12,000       499
                                                                         -------
      RETAIL-DRUG STORE -- 1.1%
      CVS                                                       10,100       426
                                                                         -------
      RETAIL-HOME FURNISHINGS -- 0.5%
      Pier 1 Imports                                            12,000       217
                                                                         -------
      RETAIL-JEWELRY -- 0.9%
      Tiffany                                                   11,100       341
                                                                         -------
      RETAIL-TOY STORE -- 0.6%
      Toys 'R' Us*                                              12,500       222
                                                                         -------
      TELEVISION -- 1.3%
      Univision Communications*                                 16,470       521
                                                                         -------
    Total Consumer Cyclical (Cost $ 7,626)                                 7,374
                                                                         -------
    CONSUMER NON-CYCLICAL -- 1.6%
      FOOD - WHOLESALE/DISTRIBUTION -- 1.6%
      Sysco                                                     21,100       631
                                                                         -------

                                                                SHARES     VALUE
                                                                           (000)

COMMON STOCK -- CONTINUED
    Total Consumer Non-Cyclical (Cost $ 703)                             $   631
                                                                         -------
    ENERGY -- 10.8%
      OIL & GAS DRILLING -- 4.4%
      GlobalSantaFe                                             11,700       359
      Pride International*                                      20,400       404
      Rowan*                                                    18,800       496
      Transocean*                                               13,700       490
                                                                         -------
                                                                           1,749
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.8%
      Newfield Exploration*                                      4,300       263
      Noble Energy                                               3,700       215
      Pogo Producing                                             4,500       214
                                                                         -------
                                                                             692
      OIL-FIELD SERVICES -- 1.9%
      Tidewater                                                 14,300       466
      Weatherford International*                                 6,000       306
                                                                         -------
                                                                             772
      PIPELINES -- 2.7%
      El Paso                                                   73,500       675
      Williams                                                  33,200       402
                                                                         -------
                                                                           1,077
                                                                         -------
    Total Energy (Cost $ 3,281)                                            4,290
                                                                         -------
    FINANCIAL -- 25.2%
      COMMERCIAL BANKS-EASTERN US -- 1.1%
      Commerce Bancorp                                           7,900       436
                                                                         -------
      FIDUCIARY BANKS -- 0.7%
      State Street                                               6,800       290
                                                                         -------
      FINANCE-CREDIT CARD -- 1.2%
      Providian Financial*                                      29,500       459
                                                                         -------
      FINANCE-INVESTMENT BANKER/BROKER -- 2.9%
      Friedman Billings Ramsey
      Group, Cl A                                               35,600       680
      Lehman Brothers Holdings                                   5,900       470
                                                                         -------
                                                                           1,150
      FINANCE-MORTGAGE LOAN/BANKER-- 0.5%
      Countrywide Financial                                      5,300       209
                                                                         -------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 2.7%
      Federated Investors, Cl B                                 23,600       671
      Franklin Resources                                         7,300       407
                                                                         -------
                                                                           1,078
      LIFE/HEALTH INSURANCE -- 0.3%
      Genworth Financial, Cl A*                                  5,600       131
                                                                         -------
      MULTI-LINE INSURANCE -- 3.1%
      Allmerica Financial*                                      12,700       341
      Assurant                                                   7,900       205
      Cincinnati Financial                                      16,100       664
                                                                         -------
                                                                           1,210
      PROPERTY/CASUALTY INSURANCE -- 2.4%
      Fidelity National Financial                               10,300       392

1                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Mid-Cap Portfolio
September 30, 2004 (Unaudited)

                                                                SHARES     VALUE
                                                                           (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
PROPERTY/CASUALTY INSURANCE -- CONTINUED
      Xl Capital, Cl A                                           7,700   $   570
                                                                         -------
                                                                             962
      REAL ESTATE MANAGEMENT/SERVICES -- 1.4%
      CB Richard Ellis Group, Cl
      A*                                                        23,800       550
                                                                         -------
      REAL ESTATE OPERATION/DEVELOPMENT-- 1.4%
      St. Joe                                                   11,300       540
                                                                         -------
      REINSURANCE -- 3.2%
      Aspen Insurance Holdings                                  13,000       299
      Axis Capital Holdings                                     15,200       395
      Odyssey Re Holdings                                        8,300       184
      PartnerRe                                                  7,300       400
                                                                         -------
                                                                           1,278
      REITS-DIVERSIFIED -- 1.4%
      American Financial Realty
      Trust                                                     39,900       563
                                                                         -------
      REITS-HOTELS -- 1.6%
      Host Marriott*                                            46,400       651
                                                                         -------
      S&L/THRIFTS-EASTERN US -- 1.3%
      NewAlliance Bancshares                                    36,100       518
                                                                         -------
    Total Financial (Cost $ 9,240)                                        10,025
                                                                         -------
    HEALTH CARE -- 6.5%
      DIALYSIS CENTERS -- 0.5%
      DaVita*                                                    6,800       212
                                                                         -------
      HOSPITAL BEDS/EQUIPMENT -- 0.7%
      Hillenbrand Industries                                     5,200       263
                                                                         -------
      MEDICAL PRODUCTS -- 1.0%
      Becton Dickinson                                           7,800       403
                                                                         -------
      MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
      Protein Design Labs*                                      11,100       217
                                                                         -------
      MEDICAL-GENERIC DRUGS -- 1.9%
      Barr Pharmaceuticals*                                     10,200       423
      Watson Pharmaceuticals*                                   11,000       324
                                                                         -------
                                                                             747
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 1.9%
      Lincare Holdings*                                         25,100       746
                                                                         -------
    Total Health Care (Cost $ 2,429)                                       2,588
                                                                         -------
    INDUSTRIAL -- 3.1%
      AEROSPACE/DEFENSE-EQUIPMENT -- 1.0%
      Alliant Techsystems*                                       6,700       405
                                                                         -------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 1.3%
      Brink's                                                   16,400       495
                                                                         -------
      INSTRUMENTS-SCIENTIFIC -- 0.8%
      Applera-Applied Biosystems
      Group                                                     17,200       325
                                                                         -------
    Total Industrial (Cost $ 1,047)                                        1,225
                                                                         -------

                                                                SHARES     VALUE
                                                                           (000)

COMMON STOCK -- CONTINUED
    SERVICES -- 3.3%
      ADVERTISING AGENCIES -- 1.4%
      Interpublic Group*                                        51,000   $   540
                                                                         -------
      COMMERCIAL SERVICES-FINANCE -- 0.7%
      MoneyGram International                                   16,700       285
                                                                         -------
      COMPUTER SERVICES -- 1.0%
      DST Systems*                                               8,700       387
                                                                         -------
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES-- 0.2%
      Viad                                                       4,225       100
                                                                         -------
    Total Services (Cost $ 1,254)                                          1,312
                                                                         -------
    TECHNOLOGY -- 21.8%
      APPLICATIONS SOFTWARE -- 6.7%
      Citrix Systems*                                           33,700       591
      Intuit*                                                   24,300     1,103
      Satyam Computer Services-ADR                              24,100       557
      Siebel Systems*                                           54,300       409
                                                                         -------
                                                                           2,660
      DATA PROCESSING/MANAGEMENT -- 6.3%
      Dun & Bradstreet*                                         10,100       593
      Fiserv*                                                   17,100       596
      SEI Investments                                           12,700       427
      Veritas Software*                                         49,200       876
                                                                         -------
                                                                           2,492
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.9%
      Flextronics International*                                23,900       316
      Sanmina-SCI*                                              61,800       436
                                                                         -------
                                                                             752
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.0%
      Intersil, Cl A                                            12,800       204
      QLogic*                                                    7,300       216
                                                                         -------
                                                                             420
      ENTERPRISE SOFTWARE/SERVICES-- 1.8%
      Ascential Software*                                        6,300        85
      BMC Software*                                             39,100       618
                                                                         -------
                                                                             703
      INTERNET INFRASTRUCTURE EQUIPMENT-- 0.9%
      Avocent*                                                  13,700       357
                                                                         -------
      OFFICE AUTOMATION & EQUIPMENT-- 0.8%
      Xerox*                                                    22,200       313
                                                                         -------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.6%
      Integrated Circuit Systems*                               14,600       314
      Integrated Device
      Technology*                                               34,800       332
                                                                         -------
                                                                             646
      TELECOMMUNICATION SERVICES -- 0.8%
      Amdocs*                                                   14,600       319
                                                                         -------
    Total Technology (Cost $ 8,498)                                        8,662
                                                                         -------

2                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Mid-Cap Portfolio
September 30, 2004 (Unaudited)

                                                         SHARES/FACE
                                                            AMOUNT        VALUE
                                                             (000)        (000)

COMMON STOCK -- CONTINUED
    TRANSPORTATION -- 0.5%
      TRANSPORT-SERVICES -- 0.5%
      CH Robinson Worldwide                                  4,600       $   213
                                                                         -------
    Total Transportation (Cost $ 173)                                        213
                                                                         -------
    UTILITIES -- 2.0%
      ELECTRIC-INTEGRATED -- 2.0%
      Alliant Energy                                         9,700           241
      Public Service Enterprise
      Group                                                 12,700           541
                                                                         -------
                                                                             782
                                                                         -------
    Total Utilities (Cost $ 730)                                             782
                                                                         -------
Total Common Stock
  (Cost $35,640)                                                          37,878
                                                                         -------

INVESTMENT COMPANY -- 0.7%
    INDEX FUND-MIDCAP -- 0.7%
      Midcap SPDR Trust Series 1*                            2,500           271
                                                                         -------
    Total Index Fund-Midcap (Cost $ 267)                                     271
                                                                         -------
Total Investment Company
  (Cost $267)                                                                271
                                                                         -------


REPURCHASE AGREEMENT -- 3.7%
  Morgan Stanley 1.70%, dated
    09/30/04, to be repurchased
    on 10/01/04, repurchase price
    $1,476,496 (collateralized by
    U.S. Government obligations:
    total market value
    $1,520,790)(A)                                         $ 1,476         1,476
                                                                         -------
Total Repurchase Agreement
  (Cost $1,476)                                                            1,476
                                                                         -------

Total Investments (99.7%)
  (Cost $37,383)                                                          39,625
                                                                         -------

Other Assets and Liabilities, Net (0.3%)                                     106
                                                                         -------

Total Net Assets (100.0%)                                                $39,731
                                                                         =======
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REITs -- Real Estate Investment Trust
SPDR -- Standard & Poor's 500 Composite Index Depository Receipt
Cost figures are shown with "000's" omitted.

At September 30, 2004, the tax basis cost of the Portfolio's investments was $37,382,573, and the unrealized appreciation and depreciation were $3,868,338 and $1,625,679, respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


3                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Select 20 Portfolio
September 30, 2004 (Unaudited)


                                                              SHARES      VALUE
                                                                          (000)

COMMON STOCK -- 98.6%
    CONSUMER CYCLICAL -- 9.4%
      ENTERTAINMENT SOFTWARE -- 4.6%
      Electronic Arts*                                       110,000     $ 5,059
                                                                         -------
      RETAIL-OFFICE SUPPLIES -- 4.8%
      Staples                                                174,200       5,194
                                                                         -------
    Total Consumer Cyclical (Cost $ 10,031)                               10,253
                                                                         -------
    FINANCIAL -- 2.8%
      FINANCE-INVESTMENT BANKER/BROKER-- 2.8%
      Goldman Sachs Group                                     32,600       3,040
                                                                         -------
    Total Financial (Cost $ 3,307)                                         3,040
                                                                         -------
    HEALTH CARE -- 19.7%
      MEDICAL INSTRUMENTS -- 10.1%
      Boston Scientific*                                     137,000       5,443
      Guidant                                                 84,500       5,581
                                                                         -------
                                                                          11,024
      MEDICAL PRODUCTS -- 4.2%
      Zimmer Holdings*                                        58,100       4,592
                                                                         -------
      MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
      Biogen Idec*                                            18,100       1,107
                                                                         -------
      MEDICAL-GENERIC DRUGS -- 4.4%
      Teva Pharmaceutical
      Industries-ADR*                                        182,000       4,723
                                                                         -------
    Total Health Care (Cost $ 19,242)                                     21,446
                                                                         -------
    SERVICES -- 10.9%
      E-COMMERCE/SERVICES -- 6.2%
      eBay*                                                   73,500       6,757
                                                                         -------
      SCHOOLS -- 4.7%
      Apollo Group*                                           70,300       5,158
                                                                         -------
    Total Services (Cost $ 7,413)                                         11,915
                                                                         -------
    TECHNOLOGY -- 55.8%
      APPLICATIONS SOFTWARE -- 4.7%
      Microsoft                                              185,700       5,135
                                                                         -------
      CELLULAR TELECOMMUNICATIONS -- 5.1%
      Nextel Communications, Cl A*                           235,100       5,605
                                                                         -------
      COMPUTERS -- 5.0%
      Dell Computer*                                         151,400       5,390
                                                                         -------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 12.0%
      Broadcom, Cl A*                                        193,900       5,292
      Intel                                                  217,500       4,363
      Xilinx                                                 128,200       3,461
                                                                         -------
                                                                          13,116
      INTERNET SECURITY -- 9.0%
      Symantec*                                              179,200       9,834
                                                                         -------
      NETWORKING PRODUCTS -- 5.9%
      Cisco Systems*                                         353,300       6,395
                                                                         -------

                                                       SHARES/FACE
                                                          AMOUNT        VALUE
                                                          (000)         (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
      WEB PORTALS/ISP -- 9.3%
      Yahoo*                                             299,200      $  10,146
                                                                      ---------
      WIRELESS EQUIPMENT -- 4.8%
      Qualcomm                                           134,900          5,266
                                                                      ---------
    Total Technology (Cost $ 47,622)                                     60,887
                                                                      ---------
Total Common Stock
  (Cost $87,615)                                                        107,541
                                                                      ---------


REPURCHASE AGREEMENT -- 1.9%
  Morgan Stanley 1.82%, dated
    09/30/04, to be repurchased
    on 10/01/04, repurchase price
    $2,118,778 (collateralized by
    various U.S. Government
    Obligations: total market
    value $2,161,797)(A)                               $   2,119          2,119
                                                                      ---------
Total Repurchase Agreement
  (Cost $2,119)                                                           2,119
                                                                      ---------

Total Investments (100.5%)
  (Cost $89,734)                                                        109,660
                                                                      ---------

Other Assets and Liabilities, Net (-0.5%)                                  (538)
                                                                      ---------

Total Net Assets (100.0%)                                             $ 109,122
                                                                      =========
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

At September 30, 2004, the tax basis cost of the Portfolio's investments was $89,734,170, and the unrealized appreciation and depreciation were $22,842,497 and $2,916,832, respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


1                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Select Value Portfolio
September 30, 2004 (Unaudited)


                                                              SHARES      VALUE
                                                                          (000)

COMMON STOCK -- 98.9%
    CONSUMER CYCLICAL -- 9.9%
      CABLE TV -- 3.2%
      Comcast, Cl A*                                          73,800     $ 2,060
                                                                         -------
      RETAIL-BUILDING PRODUCTS -- 3.6%
      Home Depot                                              60,200       2,360
                                                                         -------
      RETAIL-DISCOUNT -- 3.1%
      Wal-Mart Stores                                         37,400       1,990
                                                                         -------
    Total Consumer Cyclical (Cost $ 6,130)                                 6,410
                                                                         -------
    CONSUMER NON-CYCLICAL -- 7.3%
      BEVERAGES-NON-ALCOHOLIC -- 3.0%
      PepsiCo                                                 40,000       1,946
                                                                         -------
      TOBACCO -- 4.3%
      Altria Group                                            60,000       2,822
                                                                         -------
    Total Consumer Non-Cyclical (Cost $ 4,883)                             4,768
                                                                         -------
    ENERGY -- 12.9%
      OIL COMPANIES-INTEGRATED -- 12.9%
      ChevronTexaco                                           58,000       3,111
      ConocoPhillips                                          25,500       2,113
      Exxon Mobil                                             64,800       3,132
                                                                         -------
                                                                           8,356
                                                                         -------
    Total Energy (Cost $ 6,279)                                            8,356
                                                                         -------
    FINANCIAL -- 22.1%
      FINANCE-INVESTMENT BANKER/BROKER-- 15.4%
      Citigroup                                               57,900       2,555
      Goldman Sachs Group                                     22,000       2,051
      JPMorgan Chase                                          73,900       2,936
      Morgan Stanley                                          50,000       2,465
                                                                         -------
                                                                          10,007
      MULTI-LINE INSURANCE -- 2.0%
      American International Group                            18,900       1,285
                                                                         -------
      SUPER-REGIONAL BANKS-US -- 4.7%
      Bank of America                                         70,800       3,068
                                                                         -------
    Total Financial (Cost $ 13,610)                                       14,360
                                                                         -------
    HEALTH CARE -- 17.5%
      MEDICAL PRODUCTS -- 3.1%
      Johnson & Johnson                                       36,100       2,033
                                                                         -------
      MEDICAL-DRUGS -- 14.4%
      Abbott Laboratories                                     51,700       2,190
      Merck                                                   60,400       1,993
      Pfizer                                                  84,000       2,571
      Wyeth                                                   69,600       2,603
                                                                         -------
                                                                           9,357
                                                                         -------
    Total Health Care (Cost $ 12,497)                                     11,390
                                                                         -------
    INDUSTRIAL -- 4.2%
      DIVERSIFIED MANUFACTURING OPERATIONS-- 4.2%
      General Electric                                        80,800       2,713
                                                                         -------

                                                        SHARES/FACE
                                                           AMOUNT       VALUE
                                                            (000)       (000)

COMMON STOCK -- CONTINUED
    Total Industrial (Cost $ 2,578)                                   $   2,713
                                                                      ---------
    SERVICES -- 6.3%
      TELEPHONE-INTEGRATED -- 6.3%
      SBC Communications                                   79,400         2,060
      Verizon Communications                               52,500         2,068
                                                                      ---------
                                                                          4,128
                                                                      ---------
    Total Services (Cost $ 4,020)                                         4,128
                                                                      ---------
    TECHNOLOGY -- 14.1%
      APPLICATIONS SOFTWARE -- 4.1%
      Microsoft                                            96,000         2,655
                                                                      ---------
      DATA PROCESSING/MANAGEMENT -- 4.2%
      First Data                                           62,500         2,719
                                                                      ---------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.7%
      Intel                                                87,500         1,755
                                                                      ---------
      SEMICONDUCTOR EQUIPMENT -- 3.1%
      Applied Materials*                                  125,000         2,061
                                                                      ---------
    Total Technology (Cost $ 9,744)                                       9,190
                                                                      ---------
    UTILITIES -- 4.6%
      ELECTRIC-INTEGRATED -- 4.6%
      Consolidated Edison                                  35,000         1,471
      Southern                                             50,000         1,499
                                                                      ---------
                                                                          2,970
                                                                      ---------
    Total Utilities (Cost $ 2,890)                                        2,970
                                                                      ---------
Total Common Stock
  (Cost $62,631)                                                         64,285
                                                                      ---------


REPURCHASE AGREEMENT -- 1.2%
  Deutche Bank 1.82%, dated
    09/30/04, to be repurchased
    on 10/01/04, repurchase price
    $755,029 (collateralized by
    U.S. Government Obligations:
    total market value
    $770,500)(A)                                        $     755           755
                                                                      ---------
Total Repurchase Agreement
  (Cost $755)                                                               755
                                                                      ---------

Total Investments (100.1%)
  (Cost $63,386)                                                         65,040
                                                                      ---------

Other Assets and Liabilities, Net (-0.1%)                                   (65)
                                                                      ---------

Total Net Assets (100.0%)                                             $  64,975
                                                                      =========
* Non-income producing security.
(A)-- Tri-party repurchase agreement
Cl-- Class
Cost figures are shown with "000's" omitted.

At September 30, 2004, the tax basis cost of the Portfolio's investments was $63,385,502, and the unrealized appreciation and depreciation were $3,928,771 and $2,274,278, respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

1                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Small Cap Growth Portfolio
September 30, 2004 (Unaudited)

                                                              SHARES     VALUE

COMMON STOCK -- 97.9%
    BASIC MATERIALS -- 2.1%
      ADVANCED MATERIALS/PRODUCTS -- 2.1%
      Ceradyne*                                                1,950   $  85,625
                                                                       ---------
    Total Basic Materials (Cost $31,983)                                  85,625
                                                                       ---------
    CONSUMER CYCLICAL -- 17.6%
      APPAREL MANUFACTURERS -- 1.5%
      Quiksilver*                                              2,300      58,466
                                                                       ---------
      DISTRIBUTION/WHOLESALE -- 1.0%
      Navarre*                                                 2,700      39,123
                                                                       ---------
      RETAIL-APPAREL/SHOE -- 5.0%
      Bebe Stores*                                             2,250      47,520
      Jos A Bank Clothiers*                                    1,500      41,520
      Urban Outfitters*                                        3,200     110,080
                                                                       ---------
                                                                         199,120
      RETAIL-GARDENING PRODUCTS -- 0.9%
      Tractor Supply*                                          1,200      37,728
                                                                       ---------
      RETAIL-MUSIC STORE -- 1.5%
      Guitar Center*                                           1,400      60,620
                                                                       ---------
      RETAIL-RESTAURANTS -- 6.3%
      Panera Bread*                                              900      33,786
      PF Chang's China Bistro*                                 1,400      67,886
      Red Robin Gourmet Burgers*                               2,600     113,542
      Rubio's Restaurants*                                     4,100      37,392
                                                                       ---------
                                                                         252,606
      RETAIL-SPORTING GOODS -- 1.4%
      Dick's Sporting Goods*                                   1,600      56,992
                                                                       ---------
    Total Consumer Cyclical (Cost $349,530)                              704,655
                                                                       ---------
    CONSUMER NON-CYCLICAL -- 0.6%
      FOOD-FLOUR & GRAIN -- 0.6%
      MGP Ingredients                                          2,200      21,824
                                                                       ---------
    Total Consumer Non-Cyclical (Cost $40,414)                            21,824
                                                                       ---------
    ENERGY -- 1.6%
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.3%
      Edge Petroleum*                                          1,800      28,746
      Petroleum Development*                                     500      21,910
                                                                       ---------
                                                                          50,656
      OIL FIELD MACHINERY & EQUIPMENT-- 0.3%
      Hydril*                                                    300      12,885
                                                                       ---------
    Total Energy (Cost $55,476)                                           63,541
                                                                       ---------
    HEALTH CARE -- 15.7%
      DIAGNOSTIC EQUIPMENT -- 1.9%
      Gen-Probe*                                               1,900      75,753
                                                                       ---------
      MEDICAL INFORMATION SYSTEMS -- 0.4%
      Quality Systems*                                           350      17,679
                                                                       ---------

                                                              SHARES     VALUE

COMMON STOCK -- CONTINUED
HEALTH CARE -- CONTINUED
      MEDICAL INSTRUMENTS -- 2.4%
      Advanced Neuromodulation
      Systems*                                                    50   $   1,517
      Arthrocare*                                              2,100      61,509
      Intuitive Surgical*                                      1,300      32,175
                                                                       ---------
                                                                          95,201
      MEDICAL LABS & TESTING SERVICES-- 0.9%
      Bio-Reference Labs*                                      2,600      36,244
                                                                       ---------
      MEDICAL LASER SYSTEMS -- 1.4%
      Palomar Medical
      Technologies*                                            2,600      56,992
                                                                       ---------
      MEDICAL PRODUCTS -- 0.6%
      Syneron Medical*                                           500       8,860
      Wright Medical Group*                                      700      17,584
                                                                       ---------
                                                                          26,444
      MEDICAL-BIOMEDICAL/GENETIC -- 1.1%
      Integra LifeSciences
      Holdings*                                                  600      19,266
      Lifecell*                                                1,100      11,000
      Martek Biosciences*                                        300      14,592
                                                                       ---------
                                                                          44,858
      MEDICAL-DRUGS -- 2.1%
      First Horizon
      Pharmaceutical*                                          2,200      44,022
      Salix Pharmaceuticals*                                   1,800      38,736
                                                                       ---------
                                                                          82,758
      PATIENT MONITORING EQUIPMENT-- 1.6%
      Aspect Medical Systems*                                  3,500      63,315
                                                                       ---------
      PHYSICAL PRACTICE MANAGEMENT-- 2.0%
      American Healthways*                                     2,700      78,597
                                                                       ---------
      PHYSICAL THERAPY/REHABILITATION CENTERS-- 1.3%
      Psychiatric Solutions*                                   2,000      50,700
                                                                       ---------
    Total Health Care (Cost $497,810)                                    628,541
                                                                       ---------
    INDUSTRIAL -- 10.2%
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
      Innovative Solutions &
      Support*                                                   600      14,718
                                                                       ---------
      ELECTRONIC MEASURING INSTRUMENTS-- 2.7%
      Axsys Technologies*                                      3,000      41,697
      Cyberoptics*                                             2,000      30,880
      Molecular Devices*                                       1,500      35,355
                                                                       ---------
                                                                         107,932
      ELECTRONICS-MILITARY -- 0.8%
      Engineered Support Systems                                 675      30,807
                                                                       ---------
      INDUSTRIAL AUDIO & VIDEO PRODUCTS-- 0.6%
      Sonic Solutions*                                         1,600      26,112
                                                                       ---------
      INSTRUMENTS-CONTROLS -- 0.6%
      Photon Dynamics*                                         1,250      25,375
                                                                       ---------
      LASERS-SYSTEMS/COMPONENTS -- 2.9%
      Cymer*                                                   1,200      34,392
      II-VI*                                                   1,200      42,012

1                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Small Cap Growth Portfolio
September 30, 2004 (Unaudited)
                                                              SHARES     VALUE

COMMON STOCK -- CONTINUED
INDUSTRIAL -- CONTINUED
LASERS-SYSTEMS/COMPONENTS -- CONTINUED
      Rofin-Sinar Technologies*                                1,300   $  38,194
                                                                       ---------
                                                                         114,598
      MISCELLANEOUS MANUFACTURING -- 0.8%
      Applied Films*                                           1,800      32,418
                                                                       ---------
      NON-HAZARDOUS WASTE DISPOSAL-- 1.4%
      Waste Connections*                                       1,750      55,440
                                                                       ---------
    Total Industrial (Cost $394,230)                                     407,400
                                                                       ---------
    SERVICES -- 13.7%
      COMMERCIAL SERVICES -- 0.3%
      Icon ADR*                                                  400      13,164
                                                                       ---------
      COMMERCIAL SERVICES-FINANCE -- 1.3%
      iPayment*                                                1,300      52,208
                                                                       ---------
      COMPUTER SERVICES -- 1.3%
      Manhattan Associates*                                    2,200      53,724
                                                                       ---------
      CONSULTING SERVICES -- 8.3%
      Advisory Board*                                            900      30,240
      Charles River Associates*                                1,400      53,606
      Corporate Executive Board                                1,800     110,232
      DiamondCluster
      International*                                           6,000      73,200
      Navigant Consulting*                                     2,900      63,684
                                                                       ---------
                                                                         330,962
      HUMAN RESOURCES -- 1.5%
      Gevity HR                                                1,500      23,070
      Resources Connection*                                    1,000      37,780
                                                                       ---------
                                                                          60,850
      SCHOOLS -- 1.0%
      Bright Horizons Family
      Solutions*                                                 700      38,003
                                                                       ---------
    Total Services (Cost $488,451)                                       548,911
                                                                       ---------
    TECHNOLOGY -- 36.4%
      CIRCUIT BOARDS -- 0.8%
      TTM Technologies*                                        3,600      32,004
                                                                       ---------
      COMMUNICATIONS SOFTWARE -- 3.8%
      Avid Technology*                                         1,600      74,991
      CallWave*                                                  600       5,730
      Witness Systems*                                         4,400      70,708
                                                                       ---------
                                                                         151,429
      COMPUTERS-INTEGRATED SYSTEMS-- 1.7%
      Stratasys*                                               2,200      69,421
                                                                       ---------
      COMPUTERS-PERIPHERAL EQUIPMENT-- 2.5%
      Transact Technologies*                                   3,800      98,230
                                                                       ---------
      E-SERVICES/CONSULTING -- 3.1%
      Sapient*                                                 9,000      68,670
      Websense*                                                1,300      54,171
                                                                       ---------
                                                                         122,841

                                                              SHARES     VALUE

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.0%
      Icos Vision Systems*                                     1,500   $  32,625
      Integrated Silicon
      Solutions*                                               5,300      38,531
      Microsemi*                                               3,000      42,300
      Omnivision Technologies*                                 1,700      24,055
      Silicon Laboratories*                                    1,200      39,708
      Zoran*                                                   1,400      22,008
                                                                       ---------
                                                                         199,227
      ELECTRONIC DESIGN AUTOMATION-- 0.6%
      Magma Design Automation*                                 1,700      25,636
                                                                       ---------
      ENTERPRISE SOFTWARE/SERVICES-- 1.8%
      Hyperion Solutions*                                      1,100      37,389
      MicroStrategy*                                             800      32,872
                                                                       ---------
                                                                          70,261
      INTERNET APPLICATION SOFTWARE-- 0.8%
      eResearch Technology*                                    2,400      31,992
                                                                       ---------
      INTERNET CONTENT-INFORMATION/NETWORKS-- 1.1%
      Jupitermedia*                                            2,400      42,720
                                                                       ---------
      INTERNET INFRASTRUCTURE SOFTWARE-- 1.6%
      F5 Networks*                                             2,150      65,489
                                                                       ---------
      INTERNET SECURITY -- 1.1%
      Aladdin Knowledge Systems*                               2,000      44,802
                                                                       ---------
      NETWORKING PRODUCTS -- 1.4%
      Aeroflex*                                                3,700      39,109
      Foundry Networks*                                        1,600      15,184
                                                                       ---------
                                                                          54,293
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.3%
      O2Micro International*                                   2,000      21,480
      Power Integrations*                                      1,600      32,688
                                                                       ---------
                                                                          54,168
      SEMICONDUCTOR EQUIPMENT -- 4.7%
      ADE*                                                     2,400      40,884
      Formfactor*                                              1,800      34,866
      Helix Technology                                         1,600      21,752
      Mattson Technology*                                      6,500      49,985
      Ultratech*                                               2,700      42,309
                                                                       ---------
                                                                         189,796
      SOFTWARE TOOLS -- 2.3%
      Altiris*                                                 2,900      91,785
                                                                       ---------
      TELECOMMUNICATIONS EQUIPMENT-- 2.2%
      Adtran                                                   1,300      29,484
      AudioCodes*                                              4,600      57,914
                                                                       ---------
                                                                          87,398
      WIRELESS EQUIPMENT -- 0.6%
      Novatel Wireless*                                        1,000      23,500
                                                                       ---------
    Total Technology (Cost $1,245,326)                                 1,454,992
                                                                       ---------
Total Common Stock
  (Cost $3,103,220)                                                    3,915,489
                                                                       ---------

2                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Small Cap Growth Portfolio
September 30, 2004 (Unaudited)
                                                        FACE AMOUNT     VALUE

REPURCHASE AGREEMENT -- 0.8%
  Morgan Stanley 1.55%, dated
    09/30/04, to be repurchased
    on 10/01/04, repurchase price
    $33,765 (collateralized by
    U.S. Government Obligations:
    total market value $34,439)(A)$                       $33,764     $   33,764
                                                                      ----------
Total Repurchase Agreement
  (Cost $33,764)                                                          33,764
                                                                      ----------

Total Investments (98.7%)
  (Cost $3,136,984)                                                    3,949,253
                                                                      ----------

Other Assets and Liabilities, Net (1.3%)                                  53,601
                                                                      ----------

Total Net Assets (100.0%)                                             $4,002,854
                                                                      ==========
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt


At September 30, 2004, the tax basis cost of the Portfolio's investments was $3,136,984, and the unrealized appreciation and depreciation were $1,018,327 and $206,058, respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


3                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Small Cap Portfolio
September 30, 2004 (Unaudited)


                                                               SHARES     VALUE
                                                                          (000)

COMMON STOCK -- 94.0%
    BASIC MATERIALS -- 2.2%
      CHEMICALS-DIVERSIFIED -- 2.2%
      Olin                                                     157,700   $ 3,154
                                                                         -------
    Total Basic Materials (Cost $ 2,652)                                   3,154
                                                                         -------
    CONSUMER CYCLICAL -- 21.4%
      APPAREL MANUFACTURERS -- 1.1%
      Carter's*                                                 58,000     1,606
                                                                         -------
      AUDIO/VIDEO PRODUCTS -- 0.5%
      Tivo*                                                     97,900       648
                                                                         -------
      CABLE TV -- 1.9%
      Insight Communications*                                   95,100       837
      Mediacom Communications*                                 298,400     1,948
                                                                         -------
                                                                           2,785
      HOTELS & MOTELS -- 1.0%
      Jameson Inns*                                            808,800     1,440
                                                                         -------
      MULTIMEDIA-- 1.4%
      Entravision Communications,
      Cl A*                                                    261,800     1,992
                                                                         -------
      PUBLISHING-BOOKS -- 1.9%
      Scholastic*                                               88,100     2,721
                                                                         -------
      PUBLISHING-NEWSPAPERS -- 1.5%
      Journal Register*                                        111,800     2,113
                                                                         -------
      RADIO -- 5.2%
      Cumulus Media, Cl A*                                      73,600     1,059
      Emmis Communications, Cl A*                              102,400     1,849
      Radio One, Cl A*                                         119,300     1,705
      Spanish Broadcasting
      System, Cl A*                                            296,300     2,916
                                                                         -------
                                                                           7,529
      RETAIL-APPAREL/SHOE -- 2.4%
      Charming Shoppes*                                        109,400       779
      Mothers Work*                                             40,000       580
      Too*                                                     118,700     2,145
                                                                         -------
                                                                           3,504
      RETAIL-SPORTING GOODS -- 1.0%
      Gander Mountain*                                          68,900     1,379
                                                                         -------
      TELEVISION -- 2.3%
      Lin TV, Cl A*                                             34,200       666
      Sinclair Broadcast Group,
      Cl A                                                     359,900     2,628
                                                                         -------
                                                                           3,294
      TOYS -- 1.2%
      Leapfrog Enterprises*                                     83,900     1,699
                                                                         -------
    Total Consumer Cyclical (Cost $ 33,597)                               30,710
                                                                         -------
    ENERGY -- 11.0%
      OIL & GAS DRILLING -- 1.3%
      Atlas America*                                            17,200       375
      Atwood Oceanics*                                          32,000     1,521
                                                                         -------
                                                                           1,896

                                                               SHARES     VALUE
                                                                          (000)

COMMON STOCK -- CONTINUED
ENERGY -- CONTINUED
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 2.9%
      Meridian Resource*                                       169,900   $ 1,500
      Range Resources                                           48,800       853
      Stone Energy*                                             17,000       744
      Vintage Petroleum                                         52,700     1,058
                                                                         -------
                                                                           4,155
      OIL FIELD MACHINERY & EQUIPMENT-- 2.4%
      Grant Prideco*                                            42,000       861
      Lone Star Technologies*                                   69,800     2,638
                                                                         -------
                                                                           3,499
      OIL REFINING & MARKETING -- 1.4%
      Frontier Oil                                              86,200     2,035
                                                                         -------
      OIL-FIELD SERVICES -- 3.0%
      CAL Dive International*                                   34,900     1,243
      Core Laboratories*                                        74,900     1,842
      W-H Energy Services*                                      57,400     1,191
                                                                         -------
                                                                           4,276
                                                                         -------
    Total Energy (Cost $ 9,708)                                           15,861
                                                                         -------
    FINANCIAL -- 21.8%
      COMMERCIAL BANKS-CENTRAL US -- 0.4%
      Bank Mutual                                               50,000       600
                                                                         -------
      COMMERCIAL BANKS-EASTERN US -- 1.2%
      Bancorp Bank*                                             13,900       283
      Signature Bank*                                           55,000     1,471
                                                                         -------
                                                                           1,754
      FINANCE-CONSUMER LOANS -- 2.7%
      Collegiate Funding Services
      LLC*                                                     175,000     2,198
      Portfolio Recovery
      Associates*                                               55,900     1,643
                                                                         -------
                                                                           3,841
      FINANCE-CREDIT CARD -- 1.1%
      Metris*                                                  159,800     1,563
                                                                         -------
      FINANCE-MORTGAGE LOAN/BANKER -- 0.5%
      Accredited Home Lenders
      Holding*                                                  17,200       663
                                                                         -------
      FINANCE-OTHER SERVICES -- 0.7%
      Asset Acceptance Capital*                                 17,200       292
      eSpeed, Cl A*                                             76,300       750
                                                                         -------
                                                                           1,042
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 1.5%
      Affiliated Managers Group*                                39,100     2,093
                                                                         -------
      MULTI-LINE INSURANCE -- 0.8%
      Allmerica Financial*                                      45,000     1,210
                                                                         -------
      PROPERTY/CASUALTY INSURANCE -- 1.3%
      Bristol West Holdings                                     71,700     1,229
      Procentury*                                               70,200       698
                                                                         -------
                                                                           1,927

1                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Small Cap Portfolio
September 30, 2004 (Unaudited)

                                                               SHARES     VALUE
                                                                          (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      REAL ESTATE MANAGEMENT/SERVICES -- 1.6%
      CB Richard Ellis Group, Cl
      A*                                                        58,500   $ 1,351
      Trammell Crow*                                            61,700       970
                                                                         -------
                                                                           2,321
      REINSURANCE -- 0.9%
      Odyssey Re Holdings                                       57,700     1,280
                                                                         -------
      REITS-DIVERSIFIED -- 0.2%
      Government Properties Trust*                              33,800       321
                                                                         -------
      REITS-HOTELS -- 2.5%
      Meristar Hospitality*                                    664,300     3,620
                                                                         -------
      REITS-MANUFACTURED HOMES -- 0.4%
      Affordable Residential
      Communities*                                              40,900       597
                                                                         -------
      REITS-MORTGAGE -- 2.0%
      HomeBanc*                                                255,400     2,299
      Saxon Capital*                                            22,900       492
                                                                         -------
                                                                           2,791
      S&L/THRIFTS-CENTRAL US -- 1.2%
      Franklin Bank Corp/Houston
      TX*                                                      104,300     1,778
                                                                         -------
      S&L/THRIFTS-EASTERN US -- 2.8%
      Brookline Bancorp                                        103,282     1,619
      NewAlliance Bancshares                                   163,000     2,339
                                                                         -------
                                                                           3,958
                                                                         -------
    Total Financial (Cost $ 28,777)                                       31,359
                                                                         -------
    HEALTH CARE -- 5.2%
      DISPOSABLE MEDICAL PRODUCTS -- 1.1%
      ICU Medical*                                              60,900     1,586
                                                                         -------
      MEDICAL PRODUCTS -- 1.6%
      Syneron Medical*                                         132,800     2,353
                                                                         -------
      MEDICAL-BIOMEDICAL/GENETIC -- 0.6%
      Applera Corp-Celera
      Genomics Group*                                           66,400       776
                                                                         -------
      MEDICAL-DRUGS -- 0.8%
      Priority Healthcare*                                      59,000     1,189
                                                                         -------
      MEDICAL-HMO -- 0.5%
      Centene*                                                  16,950       722
                                                                         -------
      MEDICAL-NURSING HOMES -- 0.6%
      Genesis HealthCare*                                       27,600       839
                                                                         -------
    Total Health Care (Cost $ 6,660)                                       7,465
                                                                         -------
    INDUSTRIAL -- 8.8%
      AEROSPACE/DEFENSE -- 2.1%
      Teledyne Technologies*                                   119,900     3,002
                                                                         -------
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.9%
      Moog, Cl A*                                               37,250     1,352
                                                                         -------

                                                               SHARES     VALUE
                                                                          (000)

COMMON STOCK -- CONTINUED
INDUSTRIAL -- CONTINUED
      DIVERSIFIED MANUFACTURING OPERATIONS-- 1.4%
      Brink's                                                   68,700   $ 2,073
                                                                         -------
      ELECTRONICS-MILITARY -- 1.4%
      EDO                                                       71,300     1,979
                                                                         -------
      ENGINEERING/R&D SERVICES -- 1.4%
      Shaw Group*                                              163,400     1,961
                                                                         -------
      MACHINERY-CONSTRUCTION & MINING-- 0.4%
      JLG Industries                                            30,200       507
                                                                         -------
      NON-HAZARDOUS WASTE DISPOSAL-- 1.2%
      WCA Waste*                                               193,200     1,698
                                                                         -------
    Total Industrial (Cost $ 8,968)                                       12,572
                                                                         -------
    SERVICES -- 5.5%
      COMMERCIAL SERVICES-FINANCE -- 1.4%
      Coinstar*                                                 27,400       638
      National Processing*                                      52,300     1,387
                                                                         -------
                                                                           2,025
      CONSULTING SERVICES -- 1.5%
      PDI*                                                      81,200     2,192
                                                                         -------
      HUMAN RESOURCES -- 1.0%
      Medical Staffing Network
      Holdings*                                                234,000     1,437
                                                                         -------
      RESEARCH & DEVELOPMENT -- 1.2%
      Parexel International*                                    83,600     1,639
                                                                         -------
      SECURITY SERVICES -- 0.4%
      Integrated Alarm Services
      Group*                                                   140,900       579
                                                                         -------
    Total Services (Cost $ 6,525)                                          7,872
                                                                         -------
    TECHNOLOGY -- 16.2%
      APPLICATIONS SOFTWARE -- 0.7%
      Quest Software*                                           88,200       981
                                                                         -------
      B2B/E-COMMERCE -- 1.3%
      webMethods*                                              348,500     1,854
                                                                         -------
      COMPUTER AIDED DESIGN -- 0.8%
      Parametric Technology*                                   209,800     1,108
                                                                         -------
      COMPUTER DATA SECURITY -- 0.4%
      BindView Development*                                    155,100       515
                                                                         -------
      COMPUTERS-MEMORY DEVICES -- 1.1%
      Quantum*                                                 665,700     1,538
                                                                         -------
      DECISION SUPPORT SOFTWARE -- 1.1%
      NetIQ*                                                   141,300     1,512
                                                                         -------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.5%
      CTS                                                       60,100       757
                                                                         -------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.3%
      Applied Micro Circuits*                                  306,900       961
      DSP Group*                                                69,700     1,467

2                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Small Cap Portfolio
September 30, 2004 (Unaudited)

                                                               SHARES     VALUE
                                                                          (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- CONTINUED
      Integrated Silicon
      Solutions*                                               187,000   $ 1,359
      Zoran*                                                    62,900       989
                                                                         -------
                                                                           4,776
      ENTERPRISE SOFTWARE/SERVICES-- 1.4%
      Ascential Software*                                       27,600       372
      Lawson Software*                                          36,500       204
      Manugistics Group*                                       162,200       386
      Retek*                                                   236,200     1,077
                                                                         -------
                                                                           2,039
      INTERNET APPLICATION SOFTWARE-- 1.0%
      Matrixone*                                               150,100       759
      Vignette*                                                525,500       699
                                                                         -------
                                                                           1,458
      INTERNET SECURITY -- 0.7%
      Internet Security Systems*                                62,300     1,059
                                                                         -------
      NETWORKING PRODUCTS -- 0.4%
      Extreme Networks*                                        135,200       602
                                                                         -------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.9%
      Integrated Device
      Technology*                                              140,500     1,339
                                                                         -------
      SEMICONDUCTOR EQUIPMENT -- 1.4%
      August Technology*                                        31,900       219
      Brooks Automation*                                        82,300     1,165
      Veeco Instruments*                                        31,100       652
                                                                         -------
                                                                           2,036
      SOFTWARE TOOLS -- 1.2%
      Borland Software*                                        198,300     1,656
                                                                         -------
    Total Technology (Cost $ 28,149)                                      23,230
                                                                         -------
    TRANSPORTATION -- 1.0%
      AIRLINES -- 0.8%
      Skywest                                                   73,800     1,110
                                                                         -------
      TRANSPORT-MARINE -- 0.2%
      CP Ships                                                  27,100       332
                                                                         -------
    Total Transportation (Cost $ 1,210)                                    1,442
                                                                         -------
    UTILITIES -- 0.9%
      ELECTRIC-INTEGRATED -- 0.9%
      MGE Energy                                                42,900     1,365
                                                                         -------
    Total Utilities (Cost $ 1,153)                                         1,365
                                                                         -------
Total Common Stock
  (Cost $127,399)                                                        135,030
                                                                         -------

INVESTMENT COMPANY -- 1.1%
    INDEX FUND-SMALL CAP -- 1.1%
      iShares Russell 2000 Index
      Fund*                                                     13,200     1,503
                                                                         -------

                                                       FACE AMOUNT      VALUE
                                                          (000)         (000)

INVESTMENT COMPANY -- CONTINUED
    Total Index Fund-Small Cap (Cost $ 1,450)                         $   1,503
                                                                      ---------
Total Investment Company
  (Cost $1,450)                                                           1,503
                                                                      ---------


REPURCHASE AGREEMENT -- 6.0%
  Morgan Stanley 1.70%, dated
    09/30/04, to be repurchased
    on 10/01/04, repurchase price
    $8,616,187 (collateralized by
    U.S. Government Obligations:
    total market value
    $8,792,362)(A)                                     $   8,616      $   8,616
                                                                      ---------
Total Repurchase Agreement
  (Cost $8,616)                                                           8,616
                                                                      ---------

Total Investments (101.1%)
  (Cost $137,465)                                                       145,149
                                                                      ---------

Other Assets and Liabilities, Net (-1.1%)                                (1,539)
                                                                      ---------

Total Net Assets (100.0%)                                             $ 143,610
                                                                      =========
* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

At September 30, 2004, the tax basis cost of the Portfolio's investments was $137,465,173, and the unrealized appreciation and depreciation were $22,091,098 and $14,407,355, respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


3                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Technology & Communications Portfolio
September 30, 2004 (Unaudited)


                                                               SHARES     VALUE
                                                                          (000)

COMMON STOCK -- 96.7%
    CONSUMER CYCLICAL -- 1.1%
      ENTERTAINMENT SOFTWARE -- 1.1%
      Electronic Arts*                                          32,600   $ 1,499
                                                                         -------
    Total Consumer Cyclical (Cost $ 1,637)                                 1,499
                                                                         -------
    HEALTH CARE -- 5.2%
      DIAGNOSTIC EQUIPMENT -- 0.7%
      Gen-Probe*                                                23,000       917
                                                                         -------
      MEDICAL INSTRUMENTS -- 1.2%
      Boston Scientific*                                        35,100     1,395
      Guidant                                                    4,000       264
                                                                         -------
                                                                           1,659
      MEDICAL-BIOMEDICAL/GENETIC -- 2.7%
      Amgen*                                                    11,700       663
      Biogen Idec*                                               5,600       342
      Celgene*                                                  16,600       967
      Genentech*                                                33,300     1,746
                                                                         -------
                                                                           3,718
      THERAPEUTICS -- 0.6%
      ImClone Systems*                                          15,700       830
                                                                         -------
    Total Health Care (Cost $ 5,611)                                       7,124
                                                                         -------
    SERVICES -- 5.0%
      COMPUTER SERVICES -- 3.3%
      DST Systems*                                              27,400     1,219
      Manhattan Associates*                                     54,800     1,338
      Perot Systems, Cl A*                                      32,900       528
      Sungard Data Systems*                                     58,000     1,379
                                                                         -------
                                                                           4,464
      E-COMMERCE/SERVICES -- 1.7%
      eBay*                                                     24,900     2,289
                                                                         -------
    Total Services (Cost $ 4,551)                                          6,753
                                                                         -------
    TECHNOLOGY -- 85.4%
      APPLICATIONS SOFTWARE -- 7.7%
      Citrix Systems*                                           28,400       498
      Infosys Technologies-ADR                                  36,800     2,083
      Intuit*                                                   47,500     2,156
      Microsoft                                                 96,500     2,668
      Satyam Computer Services-ADR                              66,000     1,526
      Serena Software*                                          88,200     1,476
                                                                         -------
                                                                          10,407
      B2B/E-COMMERCE -- 1.9%
      webMethods*                                              479,500     2,551
                                                                         -------
      CELLULAR TELECOMMUNICATIONS -- 3.4%
      Nextel Communications, Cl A*                             113,400     2,704
      Nextel Partners, Cl A*                                    60,400     1,001
      Vimpel-Communications-ADR*                                 8,200       892
                                                                         -------
                                                                           4,597
      COMMUNICATIONS SOFTWARE -- 0.9%
      Avid Technology*                                          25,800     1,209
                                                                         -------

                                                               SHARES     VALUE
                                                                          (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
      COMPUTER AIDED DESIGN -- 2.3%
      Autodesk                                                  52,400   $ 2,548
      Parametric Technology*                                   105,800       559
                                                                         -------
                                                                           3,107
      COMPUTERS -- 6.7%
      Apple Computer*                                           28,200     1,093
      Dell Computer*                                            39,600     1,410
      International Business
      Machines                                                  30,800     2,641
      PalmOne*                                                  33,000     1,004
      Research In Motion*                                       38,100     2,908
                                                                         -------
                                                                           9,056
      COMPUTERS-MEMORY DEVICES -- 4.6%
      Dot Hill Systems*                                         88,100       707
      EMC Corp/Massachusetts*                                  170,100     1,963
      Network Appliance*                                        66,800     1,536
      Sandisk*                                                  71,700     2,088
                                                                         -------
                                                                           6,294
      COMPUTERS-PERIPHERAL EQUIPMENT-- 1.7%
      Lexmark International, Cl A*                              27,500     2,310
                                                                         -------
      DATA PROCESSING/MANAGEMENT -- 7.3%
      Automatic Data Processing                                 57,100     2,359
      First Data                                                62,000     2,697
      Fiserv*                                                   62,200     2,168
      Veritas Software*                                        149,700     2,665
                                                                         -------
                                                                           9,889
      DECISION SUPPORT SOFTWARE -- 1.4%
      Cognos*                                                   51,700     1,836
                                                                         -------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.6%
      Jabil Circuit*                                            37,300       858
      Sanmina-SCI*                                             195,000     1,375
                                                                         -------
                                                                           2,233
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 12.2%
      Applied Micro Circuits*                                  451,600     1,413
      Broadcom, Cl A*                                           53,300     1,455
      Conexant Systems*                                        603,764       972
      Intel                                                     72,700     1,458
      International Rectifier*                                  26,400       906
      Intersil, Cl A                                           154,200     2,456
      Microchip Technology                                      27,200       730
      Microsemi*                                               110,500     1,558
      Nvidia*                                                   82,800     1,202
      Pixelworks*                                               81,000       811
      QLogic*                                                   34,200     1,013
      Silicon Laboratories*                                     22,300       738
      Xilinx                                                    12,700       343
      Zoran*                                                    90,600     1,424
                                                                         -------
                                                                          16,479
      ELECTRONIC DESIGN AUTOMATION-- 0.2%
      Magma Design Automation*                                  18,100       273
                                                                         -------
      ELECTRONIC FORMS -- 0.6%
      Adobe Systems                                             15,300       757
                                                                         -------

1                                   PBHG / Quarterly Report / September 30, 2004

SCHEDULE OF INVESTMENTS

PBHG Technology & Communications Portfolio
September 30, 2004 (Unaudited)

                                                               SHARES     VALUE
                                                                          (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
      ENTERPRISE SOFTWARE/SERVICES-- 3.6%
      BMC Software*                                            105,400   $ 1,666
      Oracle*                                                  213,900     2,413
      SAP-ADR                                                   20,200       787
                                                                         -------
                                                                           4,866
      INTERNET APPLICATION SOFTWARE-- 0.3%
      eResearch Technology*                                     29,875       398
                                                                         -------
      INTERNET CONTENT-INFORMATION/NETWORKS-- 1.0%
      Infospace*                                                29,600     1,403
                                                                         -------
      INTERNET INFRASTRUCTURE EQUIPMENT-- 0.4%
      Avocent*                                                  23,000       599
                                                                         -------
      INTERNET INFRASTRUCTURE SOFTWARE-- 0.7%
      F5 Networks*                                              33,000     1,005
                                                                         -------
      INTERNET SECURITY -- 3.1%
      Check Point Software
      Technologies*                                             32,500       551
      Symantec*                                                 65,900     3,617
                                                                         -------
                                                                           4,168
      NETWORKING PRODUCTS -- 4.2%
      Cisco Systems*                                           129,500     2,344
      Juniper Networks*                                         79,000     1,864
      Polycom*                                                  74,100     1,469
                                                                         -------
                                                                           5,677
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 6.4%
      Analog Devices                                            54,700     2,121
      Cypress Semiconductor*                                   141,400     1,250
      Emulex*                                                   80,200       924
      Integrated Device
      Technology*                                              154,200     1,470
      Marvell Technology Group*                                 50,000     1,307
      Maxim Integrated Products                                 38,600     1,632
                                                                         -------
                                                                           8,704
      SEMICONDUCTOR EQUIPMENT -- 3.9%
      Applied Materials*                                       122,200     2,015
      KLA-Tencor*                                               27,400     1,137
      Lam Research*                                             43,900       960
      Varian Semiconductor
      Equipment Associates*                                     39,700     1,227
                                                                         -------
                                                                           5,339
      SOFTWARE TOOLS -- 0.6%
      Altiris*                                                  26,400       836
                                                                         -------
      TELECOMMUNICATIONS EQUIPMENT-- 1.6%
      Plantronics*                                              33,200     1,436
      Tekelec*                                                  45,200       754
                                                                         -------
                                                                           2,190
      WEB PORTALS/ISP -- 2.3%
      Google*                                                    1,100       142
      Yahoo*                                                    85,900     2,913
                                                                         -------
                                                                           3,055
      WIRELESS EQUIPMENT -- 4.8%
      Motorola                                                  84,900     1,532



                                                       SHARES/FACE
                                                          AMOUNT         VALUE
                                                           (000)         (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
WIRELESS EQUIPMENT -- CONTINUED
      Nokia OYJ-ADR                                       142,800       $  1,959
      Qualcomm                                             78,600          3,068
                                                                        --------
                                                                           6,559
                                                                        --------
    Total Technology (Cost $ 100,380)                                    115,797
                                                                        --------
Total Common Stock
  (Cost $112,179)                                                        131,173
                                                                        --------


REPURCHASE AGREEMENT -- 2.6%
  Morgan Stanley 1.70%, dated
    09/30/04, to be repurchased
    on 10/01/04, repurchase price
    $3,497,881 (collateralized by
    U.S. Government Obligations:
    total market value
    $3,567,858)(A)                                       $  3,498          3,498
                                                                        --------
Total Repurchase Agreement
  (Cost $3,498)                                                            3,498
                                                                        --------

Total Investments (99.3%)
  (Cost $115,677)                                                        134,671
                                                                        --------

Other Assets and Liabilities, Net (0.7%)                                     892
                                                                        --------

Total Net Assets (100.0%)                                               $135,563
                                                                        ========
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

At September 30, 2004, the tax basis cost of the Portfolio's investments was $115,677,247, and the unrealized appreciation and depreciation were $27,602,563 and $8,609,501, respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


2                                   PBHG / Quarterly Report / September 30, 2004

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          PBHG Insurance Series Fund


By (Signature and Title)              /s/ David J. Bullock
                                      -----------------------------------------
                                      David J. Bullock, President and Principal
                                      Executive Officer
Date November 29, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)              /s/ David J. Bullock
                                      -----------------------------------------
                                      David J. Bullock, President and Principal
                                      Executive Officer

Date November 29, 2004


By (Signature and Title)              /s/  Lee T. Cummings
                                      -----------------------------------------
                                      Lee T. Cummings, Treasurer and Principal
                                      Financial Officer

Date November 29, 2004